Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

	December 31,	June 30,
	2020	2021
Research and development costs	$90,570	$500,300
Insurance and other	16,726	44,982

Total prepaid expenses and other current assets	$107,296	$545,282

	December 31,
	2019	2020
Research and development costs	$87,932	$90,570
Insurance	11,512	15,226
Other	—	1,500

Total prepaid expenses and other current assets	$99,444	$107,296